Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties [Abstract]
Significant balances with the related parties

(a) Significant balances with the related parties as of December 31, 2016 and 2017 are as follows:

Related party	Account	2016		2017
Investments in associates:
Aju Capital Co., Ltd.	Trading assets	~~W~~	49,990	—
”	Loans		210,000	—
”	Credit card loans		1,922	—
”	Allowances		(627)	—
”	Deposits		692	—
”	Provisions		73	—
Pohang TechnoPark2PFV	Deposits		14,658	—
BNP Paribas Cardif Life Insurance	Other assets		112	9,868
”	Credit card loans		127	191
”	Allowances		(1)	(4)
”	Accrued expenses		29	—
”	Deposits		353	446
”	Provisions		1	2
BNP Paribas Cardif General Insurance	Credit card loans		44	29
”	Allowances		(1)	(1)
”	Deposits		13	221
Dream High Fund III	Deposits		1	3
Midas Dong-A Snowball Venture Fund	Deposits		427	220
IBKS-Shinhan Creative Economy New Technology Fund	Accounts receivable		12	—
”	Deposits		1,751	78
EQP Global Energy Infrastructure Private Equity Fund	Deposits		1	—
Shinhan Praxis K-Growth Global Private Equity Fund	Other assets		175	174
JAEYOUNG SOLUTEC CO., LTD.	Loans		14,356	14,847
”	Credit card loans		42	33
”	Allowances		(70)	(124)
”	Deposits		7,638	2,659
”	Provisions		7	4
Partners 4th Growth Investment Fund	Deposits		2,160	2,076
SHBNPP Private Korea Equity Long-Short Professional Feeder	Other assets		175	97
Credian Healthcare Private Equity Fund II	Deposits		7	26
Midas Dong-A Snowball Venture Fund 2	Deposits		242	239
IBKS-Shinhan Creative Economy New Technology Fund II	Accounts receivable		8	—
”	Deposits		179	76
PSA 1st Fintech Private Equity Fund	Deposits		525	—
SHBNPP Private Multi Strategy Professional Feeder No.1	Other assets		43	—
Eum Private Equity Fund No.3	Deposits		80	65

Related party	Account	2016		2017
Branbuil CO., LTD.	Loans	~~W~~	15	—
”	Credit card loans		3	—
”	Allowances		(1)	—
”	Deposits		28	55
Semantic	Credit card loans		1	—
”	Allowances		(1)	—
Albatross Growth Fund	Accounts receivable		326	—
Shinhan Global Healthcare Fund 1	Unearned revenue		—	409
KTB Newlake Global Healthcare PEF	Deposits		—	465
”	Provisions		—	13
Shinhan Fintech New Technology Fund No.1	Unearned revenue		—	123
Taihan Industrial System Co., Ltd.	Deposits		—	100
Incorporated association Finance Saving Information Center	Deposits		—	4
Key management personnel and their immediate relatives:	Loans		1,877	3,247

	Assets	~~W~~	278,527	28,357
	Liabilities		28,865	7,284

Transactions with the related parties
(b)	Transactions with the related parties for the years ended December 31, 2015, 2016 and 2017 are as follows:

Related party	Account	2015		2016	2017

Investments in associates
Aju Capital co., Ltd	Interest income	~~W~~	6,440	7,332	—
”	Fees and commission income		291	257	—
”	Other operating income		23	—	—
”	Reversal of credit losses		146	—	—
”	Interest expense		(1)	(2)	—
”	Fees and commission expense		(694)	(302)	—
”	Other operating expenses		—	(18)	—
”	Provision for credit losses		—	(149)	—
UAMCO., Ltd	Interest income		4	—	—
”	Fees and commission income		9	—	—
”	Other operating income		4	—	—
”	Provision for credit losses		(32)	—	—
Pohang TechnoPark2PFV	Interest expense		(15)	(15)	—
BNP Paribas Cardif Life Insurance	Fees and commission income		1,994	4,265	4,631
”	Provision for credit losses		(1)	(1)	(3)
”	Non-operating expense		(847)	—	—
”	General and administrative expenses		(7)	(9)	(10)
Kukdong Engineering & Construction CO., LTD	Interest income		26	—	—
”	Fees and commission income		16	—	—
”	Reversal of credit losses		1	—	—

Related party	Account	2015		2016	2017
”	Interest expense		(35)	—	—
”	Fees and commission expense		(3)	—	—
”	Other operating expenses		(15)	—	—
BNP Paribas Cardif General Insurance	Fees and commission income		10	4	4
”	Provision for credit losses		(1)	(1)	—
”	Reversal of credit losses		—	—	1
Shinhan K2 Secondary Fund	Fees and commission income		116	665	—
Dream High Fund III	Interest expense		(5)	—	—
Midas Dong-A Snowball Venture Fund	Fees and commission income		30	28	38
”	Interest expense		(3)	(4)	(3)
SHC-EN Fund	Fees and commission income		54	149	—
SP New Technology Business investment Fund I	Fees and commission income		79	30	41
IBKS-Shinhan Creative Economy New Technology Fund	Fees and commission income		39	50	37
”	Interest expense		(2)	(1)	(2)
SH Rental Service	Interest expense		(1)	—	—
SM New Technology Business Investment Fund I	Fees and commission income		96	—	55
JAEYOUNG SOLUTEC CO., LTD.	Interest income	~~W~~	616	671	654
”	Fees and commission income		1	1	1
”	Other operating income		—	7	3
”	Reversal of credit losses		—	89	1
”	Interest expense		(47)	(21)	(4)
”	Provision for credit losses		(160)	—	(55)
”	Other operating expense		(15)	—	—
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd	Fees and commission income		21	55	—
The Asia Pacific Capital Fund II L.P.	Fees and commission income		—	175	85
Shinhan Praxis K-Growth Global Private Equity Fund	Fees and commission income		391	691	689
Partners 4th Growth Investment Fund	Interest expense		(6)	(2)	(16)
Albatross Growth Fund	Interest expense		—	(6)	—
Shinhan-Albatross Growth Fund	Fees and commission income		—	—	152
”	Interest expense		—	—	(21)
PSA 1st Fintech Private Equity Fund	Interest expense		—	(5)	—
IBKS-Shinhan Creative Economy New Technology Fund II	Fees and commission income		—	22	25

Related party	Account	2015		2016	2017
Midas Dong-A Snowball Venture Fund 2	Interest expense		—	(1)	—
SHBNPP Private Korea Equity Long-Short Professional Feeder	Fees and commission income		506	785	892
SHBNPP Private Multi Strategy Professional Feeder No.1	Fees and commission income		—	160	—
Semantic	Interest income		—	15	—
”	Provision for credit losses		—	(1)	—
Branbuil CO., LTD.	Fees and commission income		—	1	2
”	Provision for credit losses		—	(1)	—
Treenkid	Interest income		—	3	—
STI New development Co, LTD	Fees and commission income		—	—	30
Shinhan Fintech New Technology Fund No.1	Fees and commission income		—	—	30
KTB New lake medical Global Investment	Interest income		—	—	10
”	Other operating income		—	—	(13)
Shinhan Global Healthcare Fund 1	Fees and commission income		—	—	282
Taihan Industrial System Co., Ltd.	Fees and commission income		—	—	2
Key management personnel and their immediate relatives
Interest income			119	68	101

		~~W~~	9,142	14,984	7,639

The above outstanding balances and transactions have arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.

Key management personnel compensation
(c)	Key management personnel compensation

Key management personnel compensation for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Short-term employee benefits	~~W~~	18,462	16,428	17,112
Severance benefits		393	418	979
Share-based payment transactions		6,318	9,162	6,787

	~~W~~	25,173	26,008	24,878

The guarantees provided between the related parties
(d)	The guarantees provided between the related parties as of December 31, 2016 and 2017 were as follows:

		Amount of guarantees
Guarantor	Guaranteed Parties	2016		2017	Account
Shinhan Bank	Aju Capital Co., Ltd.	~~W~~	50,000	—	Unused credit line
	New lake alliance		—	700	Unused credit line
	BNP Paribas Cardif Life Insurance		10,000	10,000	Unused credit line
	Neoplux Technology Valuation Investment Fund		12,000	6,000	Security underwriting commitment
	JAEYOUNG SOLUTEC CO., LTD.		600	109	Unused credit
	”		483	429	Import letter of credit

		~~W~~	73,083	17,238

Details of collaterals provided by the related parties
(e)	Details of collaterals provided by the related parties as of December 31, 2016 and 2017 were as follows:

Provided to	Provided by	Pledged assets	2016		2017
Shinhan Bank	Aju Capital Co., Ltd.	Beneficiary certificate		~~W~~160,000	—
	BNP Paribas Cardif Life Insurance	Government bonds		13,699	11,666
	Treenkid	Properties		200	—
	JAEYOUNG SOLUTEC CO., LTD.	Properties		20,814	20,814
	”	Guarantee insurance policy		7,037	7,037

			~~W~~	201,750	39,517